Fair values of financial instruments	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair values of financial instruments
Note 34 - Fair values of financial instruments
Fair value of financial instruments measured at amortized cost
The carrying value and estimated fair value of our financial instruments that are measured at amortized cost as at December 31, 2020 and December 31, 2019 are as follows:

	December 31, 2020		December 31, 2019
(In $ millions)	Fair value	Carrying value	Fair value	Carrying value
Assets
Related party loans receivable (1) (Level 2)	379	379	395	488

Liabilities
Secured credit facilities (2020: Level 3; 2019: Level 2)	1,193	5,662	5,464	5,549
Credit facilities contained within variable interest entities (Level 2) (2)	—	—	590	598
Senior Secured Notes (Level 1)	213	515	404	476
Related party loans payable by the VIE (Level 2) (2)	—	—	239	239
Related party loans payable (Level 3)	424	426	—	—
(1)Excludes Archer convertible debt receivable, which is measured at fair value.
(2)Refer to Note 36 - "Variable Interest Entities" for further information on the Ship Finance SPV's deconsolidation.
Level 1
The fair value of the Senior Secured Notes are derived using market traded value. We have categorized this at level 1 of the fair value hierarchy. Refer to Note 23 – "Debt" for further information.
Level 2
Upon the adoption of fresh start accounting, the related party loans receivable from SeaMex and Seabras Sapura were recorded at fair value. We estimate the fair value to be equal to the carrying value after adjusting for expected credit losses on the loans. The debt is not freely tradable and cannot be recalled by us at prices other than specified in the loan note agreements. The loans were entered into at market rates. The loans are categorized as level 2 on the fair value hierarchy. Other trading balances with related parties are not shown in the table above and are covered in Note 32 - "Related party transactions". The fair value of other trading balances with related parties are also assumed to be equal to their carrying value after adjusting for expected credit losses on the receivables.
Level 3
The fair values of the secured credit facilities as at December 31, 2020 are determined by reference to the fair value of the collateral of each facility, the rigs, as this is the expected amount recoverable on enforcement of an event of default. The fair values were derived using a discounted cash flow model of future free cash flows from each rig, using a weighted average cost of capital of 11.8%. We have categorized this at level 3 of the fair value hierarchy. The fair value of the secured credit facilities as at December 31, 2019, are derived using the discounted cash flow model, using a cost of debt of 6%, with reference to the expected contractual repayments under the agreements, which we categorized at level 2 of the fair value hierarchy. The change in the valuation approach is due to the debt default position in the current period. Refer to Note 23 - "Debt" for further information.
The fair value of the related party loans payable were derived using a discounted cash flow model of future free cash flows based on the contractual cash flows under the bareboat charter agreement together with the LIBOR linked interest payments, as well as assumed cash outflows under the mandatory repurchase obligation at the end of the lease term. These cash flows were discounted using the Senior Secured Note yield of 37%. We have categorized this at level 3 on the fair value hierarchy. Refer to Note 32 - "Related party transactions" for further information.
Financial instruments measured at fair value on a recurring basis
The carrying value and estimated fair value of our financial instruments that are measured at fair value on a recurring basis at December 31, 2020 and December 31, 2019 are as follows:

	December 31, 2020		December 31, 2019
(In $ millions)	Fair value	Carrying value	Fair value	Carrying value
Assets
Cash and cash equivalents (Level 1)	526	526	1,115	1,115
Restricted cash (Level 1)	197	197	242	242
Marketable securities (Level 1)	8	8	11	11
Related party loans receivable - Archer convertible debt (Level 3)	13	13	35	35
Interest rate cap (Level 2)	—	—	3	3

Temporary equity
Redeemable non-controlling interest (Level 3)	—	—	57	57
Level 1
The carrying value of cash and cash equivalents and restricted cash, which are highly liquid, is a reasonable estimate of fair value and categorized at level 1 of the fair value hierarchy. Quoted market prices are used to estimate the fair value of marketable securities, which are valued at fair value on a recurring basis.
Level 2
The fair value of the interest rate cap as at December 31, 2020 is calculated using well-established independent valuation techniques and counterparty non-performance credit risk assumptions. The calculation of the credit risk with regard to the interest rate cap is subject to a number of assumptions including an assumed credit default swap rate based on our traded debt, and recovery rate, which assumes the proportion of value recovered, given an event of default. We have categorized these as level 2 of the fair value hierarchy.
Level 3
The Archer convertible debt instrument is bifurcated into two elements. The fair value of the embedded derivative option is calculated using a modified version of the Black-Scholes formula for a currency translated option. Assumptions include Archer's share price in NOK, NOK/ USD FX volatility and dividend yield. The fair value of the debt component is derived using the discounted cash flow model including assumptions relating to cost of debt and credit risk associated with the instrument. We have categorized this at level 3 of the fair value hierarchy. Refer to Note 32 - "Related party transactions" for further information.
Fair value considerations on one-time transactions
Impairment of intangible assets
The intangible assets relate to favorable contract assets recognized on emergence from the Previous Chapter 11 Proceedings, from the resulting management fee agreements we have in place with Seadrill Partners and SeaMex. On December 1, 2020 Seadrill Partners announced it had filed a new voluntary petition under Chapter 11. Under Chapter 11 we are required to continue to provide the management services only at market rate and as such there is no longer a favorable contract rate and the intangible amount relating to Seadrill Partners, which resulted in a full impairment of the Seadrill Partners element of the favorable contract asset recognized in intangible assets of $21 million.